================================================================================




                               [GRAPHIC OMITTED]




                       Atalanta/Sosnoff Investment Trust
                                 Annual Report
                                  May 31, 2002





                             ATALANTA/SOSNOFF FUND
                          ATALANTA/SOSNOFF FOCUS FUND
                          ATALANTA/SOSNOFF VALUE FUND
                         ATALANTA/SOSNOFF BALANCED FUND
                         ATALANTA/SOSNOFF MID CAP FUND






                                                               [GRAPHIC OMITTED]





================================================================================

LETTER TO SHAREHOLDERS                     JULY 9, 2002
================================================================================
Dear Shareholder:

For the year ended May 31, 2002, the Atalanta/Sosnoff Fund returned -12.75% compared with the S&P 500 Index return of -13.85%. For the year ended June 30, 2002, the Atalanta/Sosnoff Fund returned -18.41% compared with -17.99% for the S&P 500 Index. For the year ended May 31, 2002, the Atalanta/Sosnoff Focus Fund returned -12.01% compared with the S&P 500 Index return of -13.85%. For the year ended June 30, 2002, the Atalanta/Sosnoff Focus Fund returned -17.57% compared with -17.99% for the S&P 500 Index.

For the year ended May 31, 2002, the Atalanta/Sosnoff Value Fund returned -3.74% compared with the S&P 500 Index return of -13.85%. For the year ended June 30, 2002, the Atalanta/Sosnoff Value Fund returned -9.88% compared with -17.99% for the S&P 500 Index.

For the year ended May 31, 2002, the Atalanta/Sosnoff Balanced Fund returned -5.65% compared with 12.04% for the Lehman Brothers Intermediate Government/Corporate Bond Index and -13.85% for the S&P 500 Index. For the year ended June 30, 2002, the Atalanta/Sosnoff Balanced Fund returned -10.17% compared with 12.59% for the Lehman Brothers Intermediate Government/Corporate Bond Index and -17.99% for the S&P 500 Index.

For the period from the initial public offering of shares, July 2, 2001, through May 31, 2002, the Atalanta/Sosnoff Mid Cap Fund returned 7.06% compared with the S&P 400 Mid Cap Index return of 2.81%. For the period from the initial public offering of shares, July 2, 2001, through June 30, 2002, the Atalanta/Sosnoff Mid Cap Fund returned -1.35% compared with -4.72% for the S&P 400 Mid Cap Index.

Our barbell Fund construct, with defensive stocks on one end and economically sensitive properties on the other end, so far has proved to be a sound strategy for the equity market to date. The defensive side of the Funds has contributed to performance, particularly health care (HMO's and hospital stocks). Phillip Morris has been an outstanding stock, and a major position. Our insurance properties and bank holdings have proved volatile but are true value properties with rising earnings in a market setting filled with disappointments.

On the other end of the barbell we are underweighted in technology and overweighted in retailing and media. There have been some hits and misses, but the vital signs in retailing and media are getting better in an economy that can at least look forward to trendline quarterly growth. Technology as yet needs to work off the bubble in capital spending. It may take until early next year.

As of this writing, financial markets are very sensitive to headline news. Chief financial officers are putting guns to their heads and some chief executive officers face criminal charges for excesses in the corporate boardroom. On the macro economic level, the recent weakness in the dollar relative to the yen and European currencies is drawing some notice. If the decline in the dollar stops at 10 percent we will be very happy. It makes our corporate multinationals more competitive and wipes out losses in foreign currency translation to dollars. Economists point to our current account deficit of 5 percent of GDP and shake their heads woefully. The current account deficit has been huge for many years. Maybe some dollars will go home, but we are still the most productive economy in the world and not losing our edge.

================================================================================
The other macro economic forces remain very benevolent. We have no meaningful inflation in the country, the Federal Reserve Board is in no rush to tighten credit, unemployment is peaking around 6 percent and the consumer is buying cars and homes with no letdown. Home prices are still rising, offsetting market losses in the stock market. The economy can look forward to quarterly GDP momentum in a normalized mode of 3.5 percent. If capital spending kicks in next year, the recovery will unfold and last several years.

The rebound in corporate profits next year should be meaningful. Normalized earnings for the S&P 500 Index could be reached in 2003, somewhere between $50 and $55 a share with more to come. We believe in this, but our optimism is as yet restrained. The market is discounting this scenario and in technology much more. The sensitivity of financial markets to headline news and to every nuance of earnings at the margin, particularly pre-announcements by corporate managers, suggest the level of the market is still too high relative to interest rates and corporate earnings today.

With 10-year Treasuries yielding 5.2 percent and normalized earnings at $50 a share there is no risk premium in the market to speak of. Considering the impact of past terrorist acts, a geopolitical world in turmoil in the Mideast and the near face-off of India and Pakistan, we could argue for at least a 2 percent risk premium (near historic norms). None of us has really dealt with this issue, but our sensitivity is rising to the risk of market volatility, creative accounting in the boardroom and our adversaries in the Islamic world. Putting a risk premium of 2 percent on this market would push valuations much lower.

Despite the weak equity market we have reduced the duration of bond portfolios to below three years. Our recent activity in the fixed income sector is mainly in Federal agency notes and corporate debentures where the spreads between Treasuries is more attractive, particularly in the lower investment grade sectors. You can find 10 year non-callable bonds with yields approximating 8 percent. Money market rates at 1.75 percent are practically confiscatory with inflation near that level. The next move by the Federal Reserve Board, probably after the November elections, will be to tighten if the economy is brisk. The new variable may be the weak dollar. Short of a recession, yields aren't going any lower.

The betrayal of capitalism by management at Enron, Tyco, Adelphia, et al has its bright side. The transparency of corporate earnings reports will improve, debt leverage is coming down and the rape of shareholders by piggish managements will diminish. The transfer of wealth over this past decade mounted into hundreds of billions. Options issuance hopefully will be more restrained as well. The public needs to be reassured. There are probably more headlines of corporate greed to surface.

In summary, the economy is not the problem. We are at trendline growth. Corporate earnings have seen the worst and should improve in the third quarter. The level of the equity market is still a little too rich. Interest rates are making a bottom but are unlikely to spike upward for some time. The volatile market setting reflects the weakening dollar, a loss of public confidence and obvious geopolitical tensions. We need more time for the economy to recover from the capital goods bubble and for shuttle diplomacy to take hold.

With all good wishes,

Martin T. Sosnoff

Atalanta/Sosnoff Investment Trust
Performance (Unaudited)
================================================================================

                               [GRAPHIC OMITTED]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE ATALANTA/SOSNOFF FUND AND THE S&P 500 INDEX



ATALANTA/SOSNOFF FUND
---------------------

S&P 500 INDEX                                               ATALANTA/SOSNOFF FUND
-------------                                               ---------------------


                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
06/17/98                           10,000 Inception      06/17/98                        10,000 Inception
09/30/98          -6.08%            9,392                09/30/98         -3.30%          9,670
12/31/98          21.30%           11,392                12/31/98         18.61%         11,470
03/31/99           4.98%           11,960                03/31/99          7.41%         12,320
06/30/99           7.05%           12,803                06/30/99          2.35%         12,610
09/30/99          -6.24%           12,003                09/30/99         -4.76%         12,010
12/31/99          14.88%           13,789                12/31/99         33.47%         16,030
03/31/00           2.30%           14,106                03/31/00          4.55%         16,760
06/30/00          -2.65%           13,732                06/30/00         -7.64%         15,480
09/30/00          -0.97%           13,599                09/30/00          6.46%         16,480
12/31/00          -7.82%           12,535                12/31/00         -1.74%         16,194
03/31/01         -11.86%           11,049                03/31/01        -14.94%         13,775
06/30/01           5.85%           11,696                06/30/01          6.32%         14,646
09/30/01         -14.68%            9,979                09/30/01        -16.02%         12,300
12/31/01          10.69%           11,045                12/31/01         16.03%         14,271
03/31/02           0.27%           11,075                03/31/02         -3.56%         13,763
05/31/02          -6.76%           10,327                05/31/02         -5.01%         13,074
06/30/02          -7.12%            9,592                06/30/02         -8.60%         11,949


=======================================
      Atalanta/Sosnoff Fund           |
  Average Annual Total Returns(a)     |
     Since Inception*   7.01%         |
      1 Year          (12.75%)        |
=======================================

             *Initial public offering of shares was June 17, 1998.


================================================================================

                               [GRAPHIC OMITTED]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE ATALANTA/SOSNOFF FOCUS FUND AND THE S&P 500 INDEX


ATALANTA/SOSNOFF FOCUS FUND
---------------------------

S&P 500 INDEX                                       ATALANTA/SOSNOFF FOCUS FUND
-------------                                       ---------------------------


                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
07/01/99                           10,000 Inception      07/01/99                        10,000 Inception
09/30/99          -6.24%            9,376                09/30/99         -3.70%          9,630
12/31/99          14.88%           10,771                12/31/99         39.46%         13,430
03/31/00           2.29%           11,018                03/31/00          2.08%         13,710
06/30/00          -2.66%           10,725                06/30/00         -6.86%         12,770
09/30/00          -0.97%           10,621                09/30/00          9.24%         13,950
12/31/00          -7.82%            9,790                12/31/00         -1.42%         13,752
03/31/01         -11.86%            8,629                03/31/01        -15.65%         11,599
06/30/01           5.85%            9,134                06/30/01          6.22%         12,320
09/30/01         -14.68%            7,793                09/30/01        -15.61%         10,397
12/31/01          10.69%            8,626                12/31/01         15.64%         12,023
03/31/02           0.27%            8,649                03/31/02         -4.00%         11,542
05/31/02          -6.76%            8,065                05/31/02         -4.07%         11,072
06/30/02          -7.12%            7,491


=======================================
     Atalanta/Sosnoff Focus Fund      |
  Average Annual Total Returns(a)     |
     Since Inception*   3.55%         |
      1 Year          (12.01%)        |
=======================================

              *Initial public offering of shares was July 1, 1999.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

ATALANTA/SOSNOFF INVESTMENT TRUST
PERFORMANCE (UNAUDITED) (CONTINUED)
================================================================================


                               [GRAPHIC OMITTED]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE ATALANTA/SOSNOFF VALUE FUND AND THE S&P 500 INDEX


ATALANTA/SOSNOFF VALUE FUND
---------------------------

S&P 500 INDEX                                       ATALANTA/SOSNOFF VALUE FUND
-------------                                       ---------------------------


                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
07/01/99                           10,000 Inception      07/01/99                        10,000 Inception
09/30/99          -6.24%            9,376                09/30/99        -13.30%         8,670
12/31/99          14.88%           10,771                12/31/99         16.96%         10,140
03/31/00           2.29%           11,018                03/31/00          4.83%         10,630
06/30/00          -2.66%           10,725                06/30/00          0.47%         10,680
09/30/00          -0.97%           10,621                09/30/00         18.63%         12,670
12/31/00          -7.82%            9,790                12/31/00          7.37%         13,604
03/31/01         -11.86%            8,629                03/31/01        -15.45%         11,502
06/30/01           5.85%            9,134                06/30/01          5.11%         12,090
09/30/01         -14.68%            7,793                09/30/01        -12.52%         10,576
12/31/01          10.69%            8,626                12/31/01         12.56%         11,905
03/31/02           0.27%            8,649                03/31/02          0.27%         11,937
05/31/02          -6.76%            8,065                05/31/02         -0.85%         11,836
06/30/02          -7.12%            7,491                06/30/02         -7.95%         10,895


=======================================
     Atalanta/Sosnoff Value Fund      |
  Average Annual Total Returns(a)     |
     Since Inception*   5.95%         |
      1 Year           (3.74%)        |
=======================================

              *Initial public offering of shares was July 1, 1999.



                                [GRAPHIC OMITTED]

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ATALANTA/SOSNOFF BALANCED FUND,
65% S&P 500 INDEX/35% LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX,
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX AND S&P 500 INDEX


ATALANTA/SOSNOFF BALANCED FUND
------------------------------

LEHMAN INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX:                                      ATALANTA/SOSNOFF BALANCED FUND
---------------------                                      ------------------------------

                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
07/01/99                           10,000 Inception      07/01/99                        10,000 Inception
09/30/99           0.92%           10,092                09/30/99         -0.73%          9,928
12/31/99           0.05%           10,097                12/31/99         25.37%         12,446
03/31/00           1.49%           10,248                03/31/00          0.93%         12,561
06/30/00           1.69%           10,421                06/30/00         -7.25%         11,650
09/30/00           2.88%           10,720                09/30/00          7.15%         12,483
12/31/00           3.70%           11,117                12/31/00         -1.37%         12,312
03/31/01           3.40%           11,494                03/31/01        -11.63%         10,880
05/31/01                           11,529 1 Year
06/30/01           0.67%           11,571 1 Year         06/30/01          4.49%         11,368
09/30/01           8.88%           12,599                09/30/01        -10.05%         10,225
12/31/01           0.09%           12,610                12/31/01         12.62%         11,516
03/31/02          -0.23%           12,581                03/31/02         -2.40%         11,240
05/31/02           2.67%           12,917                05/31/02         -2.40%         10,970
06/30/02           0.86%           13,028


65% S&P 500/35% LEHMAN BROTHERS INT GOVT/CREDIT BOND INDEX              S&P 500
----------------------------------------------------------              -------
                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
07/01/99                           10,000 Inception      07/01/99                        10,000 Inception
09/30/99          -3.77%            9,623                09/30/99         -6.24%          9,376
12/31/99           9.54%           10,542                12/31/99         14.88%         10,771
03/31/00           2.12%           10,766                03/31/00          2.29%         11,018
06/30/00          -1.14%           10,643                06/30/00         -2.66%         10,725
09/30/00           0.44%           10,689                09/30/00         -0.97%         10,621
12/31/00          -3.84%           10,279                12/31/00         -7.82%          9,790
03/31/01          -6.61%            9,599                03/31/01         -11.86%         8,629
06/30/01           4.09%            9,992 1 year         06/30/01          5.85%          9,134
09/30/01          -6.43%            9,349                09/30/01         -14.68%         7,793
12/31/01           6.94%            9,998                12/31/01         10.69%          8,626
03/31/02           0.10%           10,008                03/31/02          0.27%          8,649
05/31/02          -3.46%            9,662                05/31/02         -6.76%          8,065
06/30/02          -4.33%            9,243                06/30/02         -7.12%


=======================================
   Atalanta/Sosnoff Balanced Fund     |
  Average Annual Total Returns(a)     |
     Since Inception*   3.23%         |
      1 Year           (5.65%)        |
=======================================


              *Initial public offering of shares was July 1, 1999.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

ATALANTA/SOSNOFF INVESTMENT TRUST
PERFORMANCE (UNAUDITED) (CONTINUED)
================================================================================

                               [GRAPHIC OMITTED]

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE ATALANTA/SOSNOFF MID CAP FUND AND THE S&P 400 MID CAP INDEX


ATALANTA/SOSNOFF MID CAP FUND
-----------------------------

S&P 400 MID-CAP INDEX (MID)                      ATALANTA/SOSNOFF MID CAP FUND
-----------------------------                    -----------------------------


                  MONTHLY                                                               MONTHLY
  DATE            RETURN           BALANCE                 DATE           RETURN        BALANCE
  ----            ------           -------                 ----           ------        -------
  07/02/01                         10,000 Inception        07/02/01                      10,000 Inception
  07/31/01        -1.49%            9,851                  07/31/01        0.40%         10,040
  08/31/01        -3.27%            9,529                  08/31/01       -1.79%          9,860
  09/30/01       -12.44%            8,343                  09/30/01       -3.65%          9,500
  10/31/01         4.43%            8,713                  10/31/01        2.42%          9,730
  11/30/01         7.44%            9,361                  11/30/01        9.15%         10,620
12/31/2001         5.16%            9,844                12/31/2001        2.88%         10,926
 1/31/2002        -0.51%            9,793                 1/31/2002       -0.73%         10,846
 2/28/2002         0.12%            9,805                 2/28/2002       -3.78%         10,436
 3/31/2002         7.15%           10,506                 3/31/2002        4.79%         10,936
 4/30/2002        -0.47%           10,457                 4/30/2002       -0.64%         10,866
 5/31/2002        -1.69%           10,281                 5/31/2002       -1.47%         10,706
 6/30/2002        -7.32%            9,528


=======================================
   Atalanta/Sosnoff Mid Cap Fund      |
          Total Returns(a)            |
     Since Inception*   7.06%         |
=======================================


              *Initial public offering of shares was July 2, 2001.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2002)

                          THE ATALANTA/SOSNOFF FUND             S&P 500

Health Care                                    24.0                14.1
Consumer Discretionary                         20.0                13.8
Financial                                      19.6                19.4
Information Technology                         16.2                14.6
Industrials                                     9.2                10.7
Consumer Staples                                7.2                 9.9
Telecom Services                                3.8                 4.3
Energy                                          0.0                 7.1
Materials                                       0.0                 3.1
Utilities                                       0.0                 3.0
                                               ----                 ---
Total                                         100.0               100.0



TOP TEN HOLDINGS (AS OF MAY 31, 2002)

                                                                        % of
    STOCK                                    SECTOR                   PORTFOLIO
    -----                                    ------                   ---------
    Philip Morris Companies, Inc.          Consumer Staples             5.44%
    Wellpoint Health Networks, Inc.        Health Care                  5.32%
    RenaissanceRe Holdings LTD             Financials                   4.76%
    Taiwan Semiconducter - ADR             Information Technology       4.56%
    General Motors Corporation, Conv.,
    Preferred, 7.25%, due 07/15/41         Industrials                  4.39%
    Oxford Health Plans, Inc.              Health Care                  4.19%
    Citigroup, Inc.                        Financials                   4.02%
    Lowes Companies, Inc.                  Consumer Discretionary       3.96%
    First Data Corporation                 Industrials                  3.78%
    Universal Health Services, Inc.
    - Class B                              Health Care                  3.30%
                                                                    --------
                                                            TOTAL:     43.72%
                                                                    ========

COMPARATIVE PERFORMANCE

                                            TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                            -------------          --------------------------------
                                           SINCE INCEPTION*         YEAR ENDED      SINCE INCEPTION*
                                              TO MAY 31,              JUNE 30,         TO JUNE 30,
                                                 2002                   2002              2002
                                           ----------------        -------------      -------------
Atalanta/Sosnoff Fund                          30.7%                  (18.4%)              4.5%
Morningstar Large Cap Blend Category            n/a                   (18.1%)              n/a
Lipper Large-Cap Core Index                     n/a                   (17.2%)              n/a
S&P 500 Index                                   3.3%                  (18.0%)             (1.0%)

  *Inception June 17, 1998

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 Index (as of May 31, 2002)

                               [GRAPHIC OMITTED]

                    THE ATALANTA/SOSNOFF FOCUS FUND             S&P 500
Health Care                                    30.7                14.1
Financial                                      19.6                19.4
Consumer Discretionary                         17.1                13.8
Information Technology                         15.9                14.6
Industrials                                     8.0                10.7
Consumer Staples                                5.8                 9.9
Telecom Services                                2.2                 4.3
Energy                                          0.0                 7.1
Materials                                       0.0                 3.1
Utilities                                       0.0                 3.0
Cash & Equivalents                              0.7                 0.0
                                               ----                 ---
Total                                         100.0               100.0



TOP TEN HOLDINGS (AS OF MAY 31, 2002)
                                                                        % of
    STOCK                                    SECTOR                   PORTFOLIO
    -----                                    ------                   ---------
    Wellpoint Health Networks, Inc.        Health Care                  6.31%
    Oxford Health Plans, Inc.              Health Care                  5.78%
    First Data Corporation                 Industrials                  4.59%
    Taiwan Semiconducter - ADR             Information Technology       4.47%
    Anthem, Inc.                           Health Care                  4.38%
    RenaissanceRe Holdings LTD             Financials                   4.29%
    Citigroup, Inc.                        Financials                   3.84%
    Microsoft Corporation                  Industrials                  3.75%
    Universal Health Services, Inc.
    - Class B                              Health Care                  3.64%
    Viacom, Inc. - Class B                 Consumer Discretionary       3.60%
                                                                    --------
                                                              TOTAL:   44.65%
                                                                    ========


COMPARATIVE PERFORMANCE

                                            TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                            -------------          --------------------------------
                                           SINCE INCEPTION*         YEAR ENDED      SINCE INCEPTION*
                                              TO MAY 31,              JUNE 30,         TO JUNE 30,
                                                 2002                   2002              2002
                                           ----------------        -------------      -------------
Atalanta/Sosnoff Focus Fund                    10.7%                  (17.6%)              0.5%
Lipper Large-Cap Core Index                     n/a                   (17.2%)              n/a
S&P 500 Index                                 (19.4%)                 (18.0%)             (9.2%)

  *Inception July 1, 1999

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2002)

                               [GRAPHIC OMITTED]

                    THE ATALANTA/SOSNOFF VALUE FUND             S&P 500

Health Care                                    28.7                14.1
Financial                                      25.2                19.4
Consumer Discretionary                           16                13.8
Information Technology                         11.1                14.6
Industrials                                     8.8                10.7
Consumer Staples                                7.4                 9.9
Telecom Services                                2.2                 4.3
Energy                                            0                 7.1
Materials                                         0                 3.1
Utilities                                         0                   3
Cash & Equivalents                              0.6                   0
                                               ----                 ---
Total                                           100                 100



TOP TEN HOLDINGS (AS OF MAY 31, 2002)
                                                                        % of
    STOCK                                    SECTOR                   PORTFOLIO
    -----                                    ------                   ---------
    Wellpoint Health Networks, Inc.        Health Care                  6.61%
    Anthem, Inc.                           Health Care                  5.74%
    Philip Morris Companies, Inc.          Consumer Staples             5.56%
    Universal Health Services, Inc.
    - Class B                              Health Care                  4.82%
    Taiwan Semiconducter - ADR             Information Technology       4.50%
    RenaissanceRe Holdings LTD             Financials                   4.49%
    First Data Corporation                 Industrials                  4.49%
    Oxford Health Plans, Inc.              Health Care                  4.10%
    Microsoft Corporation                  Industrials                  3.72%
    Bank of America Corporation            Financials                   3.68%
                                                                      ------
                                                              Total:   47.71%
                                                                      ======


COMPARATIVE PERFORMANCE

                                            TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                            -------------          --------------------------------
                                           SINCE INCEPTION*         YEAR ENDED      SINCE INCEPTION*
                                              TO MAY 31,              JUNE 30,         TO JUNE 30,
                                                 2002                   2002              2002
                                           ----------------        -------------      -------------
Atalanta/Sosnoff Value Fund                    18.4%                   (9.9%)              2.9%
Lipper Large-Cap Value Index                    n/a                   (13.8%)              n/a
S&P 500 Index                                 (19.4%)                 (18.0%)             (9.2%)

  *Inception July 1, 1999


ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF MAY 31, 2002)


                               [GRAPHIC OMITTED]

                 THE ATALANTA/SOSNOFF BALANCED FUND             S&P 500

Health Care                                    22.5                14.1
Financial                                      17.4                19.4
Consumer Discretionary                         15.2                13.8
Information Technology                         12.8                14.6
Industrials                                     9.5                10.7
Consumer Staples                                2.9                 9.9
Telecom Services                                1.8                 4.3
Energy                                          0.0                 7.1
Materials                                       0.0                 3.1
Utilities                                       0.0                 3.0
Cash & Equivalents                              1.1                 0.0
Fixed Income                                   16.8                 0.0
                                               ----                 ---
Total                                         100.0               100.0



TOP TEN HOLDINGS (AS OF MAY 31, 2002)
                                                                        % of
    STOCK                                    SECTOR                   PORTFOLIO
    -----                                    ------                   ---------
    Wellpoint Health Networks, Inc.        Health Care                  5.61%
    General Motors Corporation, Conv.,
    Preferred, 7.25%, due 07/15/41         Industrials                  5.46%
    RenaissanceRe Holdings LTD             Financials                   4.66%
    Taiwan Semiconducter - ADR             Information Technology       4.58%
    Oxford Health Plans, Inc.              Health Care                  4.05%
    First Data Corporation                 Industrials                  3.99%
    Citigroup, Inc.                        Financials                   3.63%
    Lowes Companies, Inc.                  Consumer Discretionary       3.37%
    Anthem, Inc.                           Health Care                  2.98%
    Philip Morris Companies, Inc.          Consumer Staples             2.89%
                                                                       -----
                                                              TOTAL:   41.22%



COMPARATIVE PERFORMANCE

                                            TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                            -------------          --------------------------------
                                           SINCE INCEPTION*         YEAR ENDED      SINCE INCEPTION*
                                              TO MAY 31,              JUNE 30,         TO JUNE 30,
                                                 2002                   2002              2002
                                           ----------------        -------------      -------------
Atalanta/Sosnoff Balanced Fund                  9.7%                  (10.2%)              0.7%
Lehman Brothers Intermediate
  Government/Credit Bond Index                 29.2%                   12.6%               9.7%
S&P 500 Index                                 (19.4%)                 (18.0%)             (9.2%)
65/35 Composite Blend                          (3.4%)                  (7.5%)             (2.6%)


  *Inception July 1, 1999

ATALANTA/SOSNOFF MID CAP FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 Index (as of May 31, 2002)

                               [GRAPHIC OMITTED]

                  THE ATALANTA/SOSNOFF MID CAP FUND             S&P 500

Health Care                                    28.1                14.1
Financial                                      22.3                19.4
Consumer Discretionary                         12.7                13.8
Information Technology                          9.3                14.6
Industrials                                     5.2                10.7
Consumer Staples                                  2                 9.9
Telecom Services                                1.6                 4.3
Energy                                            0                 7.1
Materials                                         0                 3.1
Utilities                                         0                   3
Cash & Equivalents                             18.8                   0
------------------                             ----                ----
Total                                          99.9                 100


TOP TEN HOLDINGS (AS OF MAY 31, 2002)
                                                                        % of
    STOCK                                    SECTOR                   PORTFOLIO
    -----                                    ------                   ---------
    RenaissanceRe Holdings LTD             Financials                   7.64%
    Oxford Health Plans, Inc.              Health Care                  5.31%
    Taiwan Semiconducter - ADR             Information Technology       5.25%
    Universal Health Services, Inc.
    - Class B                              Health Care                  5.24%
    Anthem, Inc.                           Health Care                  5.21%
    Outback Steakhouse, Inc.               Consumer Discretionary       4.18%
    PMI Group, Inc. (The)                  Financials                   3.54%
    Zimmer Holdings, Inc.                  Health Care                  3.53%
    Radian Group, Inc.                     Financials                   3.24%
    Cresent Real Estate Equities Company   Financials                   3.22%
                                                                       -----
                                                              TOTAL:   46.36%


COMPARATIVE PERFORMANCE

                                                        TOTAL RETURNS
                                            ------------------------------------
                                           SINCE INCEPTION*         YEAR ENDED
                                              TO MAY 31,              JUNE 30,
                                                 2002                   2002
                                           ----------------        -------------
Atalanta/Sosnoff Mid Cap Fund                   7.1%                   (1.4%)
S&P 400 Mid Cap Index                           2.8%                   (4.7%)

         *Inception July 2, 2001


STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002
===================================================================================================================================
                                                                       ATALANTA/        ATALANTA/       ATALANTA/       ATALANTA/
                                                  ATALANTA/            SOSNOFF           SOSNOFF         SOSNOFF         SOSNOFF
                                                   SOSNOFF              FOCUS             VALUE          BALANCED        MID CAP
                                                    FUND                FUND              FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
 At amortized cost ......................       $ 24,685,219        $  2,317,774      $  2,215,787    $  2,167,559    $  1,919,118
                                                ============        ============      ============    ============    ============
 At market value (Note 1) ...............       $ 27,047,112        $  2,587,309      $  2,469,718    $  2,380,537    $  2,179,017
Interest and dividends receivable .......             10,072               1,129               694           6,463             346
Receivable for securities sold ..........               --                  --                --            28,394          16,887
Receivable for capital shares sold ......                250                --                --              --              --
Receivable from Adviser (Note 3) ........               --                 2,998             3,147           3,393           6,203
Organization costs, net (Note 1) ........             11,528                --                --              --              --
Other assets ............................              2,882               1,215               956             952           3,167
                                                ------------        ------------      ------------    ------------    ------------
    TOTAL ASSETS ........................         27,071,844           2,592,651         2,474,515       2,419,739       2,205,620
                                                ------------        ------------      ------------    ------------    ------------

LIABILITIES
Payable for securities purchased ........               --                37,496              --            37,495            --
Payable for capital shares redeemed .....             41,938                --                --              --              --
Payable to Adviser (Note 3) .............             27,599                --                --              --              --
Payable to other affiliates (Note 3) ....              8,120               3,400             3,400           3,400           3,350
Other accrued expenses and liabilities ..              4,909               1,150             1,150           1,200           1,620
                                                ------------        ------------      ------------    ------------    ------------
    TOTAL LIABILITIES ...................             82,566              42,046             4,550          42,095           4,970
                                                ------------        ------------      ------------    ------------    ------------

NET ASSETS ..............................       $ 26,989,278        $  2,550,605      $  2,469,965    $  2,377,644    $  2,200,650
                                                ============        ============      ============    ============    ============
Net assets consist of:
Paid-in capital .........................       $ 28,652,094        $  2,735,498      $  2,438,978    $  2,453,932    $  2,054,757
Undistributed net investment income .....               --                  --                --             2,176            --
Accumulated net realized losses
  from security transactions ............         (4,024,709)           (454,428)         (222,944)       (291,442)       (114,006)
Net unrealized appreciation
  on investments ........................          2,361,893             269,535           253,931         212,978         259,899
                                                ------------        ------------      ------------    ------------    ------------
Net assets ..............................       $ 26,989,278        $  2,550,605      $  2,469,965    $  2,377,644    $  2,200,650
                                                ============        ============      ============    ============    ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) .........................          2,496,546             263,883           233,868         243,271         205,620
                                                ============        ============      ============    ============    ============

Net asset value, offering price and
 redemption price per share (Note 1) ....       $      10.81        $       9.67      $      10.56    $       9.77    $      10.70
                                                ============        ============      ============    ============    ============


See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002(a)
===================================================================================================================================
                                                                       ATALANTA/        ATALANTA/       ATALANTA/       ATALANTA/
                                                  ATALANTA/            SOSNOFF           SOSNOFF         SOSNOFF         SOSNOFF
                                                   SOSNOFF              FOCUS             VALUE          BALANCED        MID CAP
                                                    FUND                FUND              FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest ...............................       $     20,487        $        707      $      1,125    $     32,188    $      5,481
 Dividends ..............................            184,908              23,043            26,283          16,367          18,205
                                                ------------        ------------      ------------    ------------    ------------
   TOTAL INVESTMENT INCOME ..............            205,395              23,750            27,408          48,555          23,686
                                                ------------        ------------      ------------    ------------    ------------

EXPENSES
 Investment advisory fees (Note 3) ......            160,075              19,527            18,454          17,977          14,268
 Accounting services fees (Note 3) ......             24,301              24,081            24,081          24,081          22,000
 Professional fees ......................             30,220              13,343            13,435          12,852           2,632
 Administration fees (Note 3) ...........             46,810               6,977             6,589           6,603           4,514
 Transfer agent fees (Note 3) ...........             17,238              12,915            12,915          12,915          11,000
 Service plan expense (Note 3) ..........             37,657                 700               476             335              18
 Printing of shareholder reports ........             19,090               3,547             2,859           2,420           1,057
 Trustees' fees and expenses ............              6,984               5,200             5,200           5,200           5,200
 Registration fees ......................              7,756               5,153             4,954           4,670           4,678
 Custodian fees .........................              9,997               4,025             4,743           3,441           3,734
 Postage and supplies ...................              8,762               4,449             4,284           4,282           2,623
 Organization expense (Note 1) ..........             11,528                --                --              --              --
 Insurance expense ......................              6,368                 876               695             781            --
 Other expenses .........................              5,178               3,775             3,061           4,907           3,044
                                                ------------        ------------      ------------    ------------    ------------
   TOTAL EXPENSES .......................            391,964             104,568           101,746         100,464          74,768
Fees waived and/or expenses reimbursed
  by the Adviser (Note 3) ...............            (71,814)            (65,515)          (64,839)        (64,510)        (46,232)
                                                ------------        ------------      ------------    ------------    ------------
  NET EXPENSES ..........................            320,150              39,053            36,907          35,954          28,536
                                                ------------        ------------      ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ............           (114,755)            (15,303)           (9,499)         12,601          (4,850)
                                                ------------        ------------      ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized losses from
 security transactions ..................         (2,673,746)           (249,735)         (209,061)       (120,534)       (114,006)
Net change in unrealized appreciation/
 depreciation on investments ............           (249,092)            (83,629)          107,888         (29,057)        259,899
                                                ------------        ------------      ------------    ------------    ------------

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS ...........         (2,922,838)           (333,364)         (101,173)       (149,591)        145,893
                                                ------------        ------------      ------------    ------------    ------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS.............   $    ( 3,037,593)     $    ( 348,667)  $     ( 110,672)  $   ( 136,990)   $    141,043
                                                ============        ============      ============    ============    ============

(a)  Except for the  Atalanta/Sosnoff  Mid Cap Fund, which represents the period from the initial public offering of shares,
     July 2, 2001, through May 31, 2002. See accompanying notes to financial statements.


See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                               ATALANTA/                                 ATALANTA/
                                                                SOSNOFF                                   SOSNOFF
                                                                  FUND                                  FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR                  YEAR                YEAR                 YEAR
                                                     ENDED                  ENDED              ENDED                 ENDED
                                                     MAY 31,               MAY 31,             MAY 31,               MAY 31,
                                                      2002                  2001                2002                  2001
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment loss ..................          $ (114,755)            $  (72,382)          $  (15,303)          $  (13,354)
 Net realized losses from
  security transactions ...............          (2,673,746)            (1,303,802)            (249,735)            (199,250)
 Net change in unrealized appreciation/
  depreciation on investments .........            (249,092)             1,262,429              (83,629)             286,751
                                                 ----------             ----------           ----------           ----------
Net increase (decrease) in net assets
 from operations ......................          (3,037,593)              (113,755)            (348,667)              74,147
                                                 ----------             ----------           ----------           ----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains ...............                --               (3,534,766)                --               (383,922)
                                                 ----------             ----------           ----------           ----------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold ............          13,551,335              3,085,449               64,961              309,167
 Net asset value of shares issued in
  reinvestment of distributions to
  shareholders ........................                --                3,533,517                 --                383,922
 Payments for shares redeemed .........          (3,590,860)            (1,389,455)            (108,721)             (38,319)
                                                 ----------             ----------           ----------           ----------
Net increase (decrease) in net assets
 from capital share transactions ......           9,960,475              5,229,511              (43,760)             654,770
                                                 ----------             ----------           ----------           ----------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS............................           6,922,882              1,580,990             (392,427)             344,995

NET ASSETS:
Beginning of year .....................          20,066,396             18,485,406            2,943,032            2,598,037
                                                 ----------             ----------           ----------           ----------
End of year ...........................        $ 26,989,278           $ 20,066,396         $  2,550,605           $2,943,032
                                                 ==========             ==========           ==========           ==========


CAPITAL SHARE ACTIVITY:
 Shares sold ..........................           1,199,347                207,357                6,570               23,128
 Shares reinvested ....................                --                  277,356                 --                 33,856
 Shares redeemed ......................            (322,960)              (102,326)             (10,369)              (2,999)
                                                 ----------             ----------           ----------           ----------
 Net increase (decrease) in
  shares outstanding ..................             876,387                382,387               (3,799)              53,985
 Shares outstanding, beginning of year            1,620,159              1,237,772              267,682              213,697
                                                 ----------             ----------           ----------           ----------
 Shares outstanding, end of year ......           2,496,546              1,620,159              263,883              267,682
                                                 ==========             ==========           ==========           ==========

See accompanying notes to financial statements.


Statements of Changes in Net Assets
===================================================================================================================================
                                                               ATALANTA/                 ATALANTA/                       ATALANTA/
                                                                SOSNOFF                   SOSNOFF                        SOSNOFF
                                                              VALUE FUND               BALANCED FUND                     MID CAP
-----------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR               YEAR             YEAR             YEAR          PERIOD
                                                      ENDED              ENDED            ENDED            ENDED           ENDED
                                                      MAY 31,           MAY 31,           MAY 31,          MAY 31,        MAY 31,
                                                       2002              2001              2002             2001           2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income (loss) ...........       $     (9,499)       $      9,150      $     12,601    $     23,580    $     (4,850)
 Net realized gains (losses) from
  security transactions .................           (209,061)            420,805          (120,534)       (166,068)       (114,006)
 Net change in unrealized appreciation/
  depreciation on investments ...........            107,888            (131,962)          (29,057)        209,340         259,899
                                                ------------        ------------      ------------    ------------    ------------
Net increase (decrease) in net assets
 from operations ........................           (110,672)            297,993          (136,990)         66,852         141,043


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income .............               --                (9,150)          (14,563)        (22,428)           --
 In excess of net investment income .....               --                  --                --              --            (1,176)
 From net realized gains ................            (69,638)           (229,130)             --          (231,438)           --
                                                ------------        ------------      ------------    ------------    ------------
Decrease in net assets from distributions
 to shareholders ........................            (69,638)           (238,280)          (14,563)       (253,866)         (1,176)
                                                ------------        ------------      ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold ..............             13,695             606,356           106,982          35,597       2,089,002
 Net asset value of shares issued in
  reinvestment of distributions to
  shareholders ..........................             69,638             238,280            14,563         253,866           1,176
 Payments for shares redeemed ...........           (469,220)             (5,000)          (37,179)        (20,040)        (29,395)
                                                ------------        ------------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 capital share transactions .............           (385,887)            839,636            84,366         269,423       2,060,783
                                                ------------        ------------      ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS ...........................           (566,197)            899,349           (67,187)         82,409       2,200,650

NET ASSETS:
 Beginning of period ....................          3,036,162           2,136,813         2,444,831       2,362,422            --

 End of period ..........................       $  2,469,965        $  3,036,162      $  2,377,644    $  2,444,831    $  2,200,650
                                                ============        ============      ============    ============    ============

UNDISTRIBUTED NET
 INVESTMENT INCOME                              $       --           $      --        $        699    $      2,677    $       --
                                                ============        ============      ============    ============    ============

CAPITAL SHARE ACTIVITY:
Shares sold .............................              1,302              49,384            11,052           3,185         208,250
Shares reinvested .......................              6,582              20,093             1,507          23,753             108
Shares redeemed .........................            (43,047)               (446)           (3,876)         (1,978)         (2,738)
                                                ------------        ------------      ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding .....................            (35,163)             69,031             8,683          24,960         205,620
Shares outstanding, beginning of period .            269,031             200,000           234,588         209,628            --
                                                ------------        ------------      ------------    ------------    ------------
Shares outstanding, end of period .......            233,868             269,031           243,271         234,588         205,620
                                                ============        ============      ============    ============    ============


(a)  Represents the period from the initial public  offering of shares,  July 2, 2001, through May 31, 2002.


See accompanying notes to financial statements.


ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                       YEAR                  YEAR                 YEAR               PERIOD
                                                      ENDED                 ENDED                ENDED                ENDED
                                                      MAY 31,               MAY 31,              MAY 31,              MAY 31,
                                                       2002                  2001                 2000                1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ....      $    12.39             $    14.93           $    12.34           $    10.00
                                                 ----------             ----------           ----------           ----------

Income (loss) from investment operations:
 Net investment loss ......................           (0.05)                 (0.04)               (0.12)               (0.05)
 Net realized and unrealized gains (losses)
  on investments ..........................           (1.53)                  0.17                 2.71                 2.39
                                                 ----------             ----------           ----------           ----------
Total from investment operations ..........           (1.58)                  0.13                 2.59                 2.34
                                                 ----------             ----------           ----------           ----------

Less distributions:
 From net realized gains ..................            --                    (2.67)                --                   --
                                                 ----------             ----------           ----------           ----------

Net asset value at end of period ..........      $    10.81             $    12.39           $    14.93           $    12.34
                                                 ==========             ==========           ==========           ==========

Total return ..............................          (12.75%)                 0.37%               20.99%               23.40%(b)
                                                 ==========             ==========           ==========           ==========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) .......      $   26,989             $   20,066           $   18,485           $   13,480
                                                 ==========             ==========           ==========           ==========

Ratio of net expenses to average
 net assets(c) ............................            1.50%                  1.50%                1.50%                1.50%(d)

Ratio of net investment loss to
 average net assets .......................           (0.54%)                (0.36%)              (0.88%)            ( 0.60%)(d)

Portfolio turnover rate ...................              98%                   141%                 143%                 124%(d)

(a)  Represents the period from the initial public offering of shares,  June 17, 1998, through May 31, 1999.
(b)  Not annualized.
(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been  1.83%,  1.73%,  1.95% and 2.54%(d)  for the  periods  ended  May  31,  2002,  2001,  2000 and  1999, respectively (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.


ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                  YEAR                     YEAR                  PERIOD
                                                                  ENDED                    ENDED                  ENDED
                                                                 MAY 31,                  MAY 31,                 MAY 31,
                                                                  2002                     2001                   2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ...........         $      10.99              $     12.16            $      10.00
                                                             ----------               ----------              ----------

Income (loss) from investment operations:
 Net investment loss .............................                (0.06)                   (0.05)                  (0.08)
 Net realized and unrealized gains (losses)
  on investments .................................                (1.26)                    0.52                    2.24
                                                             ----------               ----------              ----------
Total from investment operations .................                (1.32)                    0.47                    2.16
                                                             ----------               ----------              ----------

Less distributions:
 From net realized gains .........................                  --                     (1.64)                --
                                                             ----------               ----------              ----------

Net asset value at end of period .................         $       9.67              $     10.99            $      12.16
                                                             ==========               ==========              ==========

Total return .....................................               (12.01%)                   3.48%                  21.60%(b)


RATIOS AND SUPPLEMENTAL DATA:

 Net assets at end of period (000's) .............         $      2,551              $     2,943            $      2,598
                                                             ==========               ==========              ==========

Ratio of net expenses to average
 net assets(c) ...................................                 1.50%                    1.50%                   1.50%(d)

Ratio of net investment loss to
 average net assets ..............................                (0.59%)                  (0.45%)                ( 0.78%)(d)

Portfolio turnover rate ..........................                  164%                     173%                    188%(d)

(a)  Represents the period from the initial public  offering of shares,  July 1, 1999, through May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.02%,  3.86% and  4.08%(d) for the periods ended May 31, 2002, 2001 and 2000, respectively (Note 3).
(d)  Annualized.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                  YEAR                     YEAR                   PERIOD
                                                                  ENDED                    ENDED                   ENDED
                                                                 MAY 31,                  MAY 31,                 MAY 31,
                                                                  2002                     2001                   2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ...........         $      11.29             $      10.68            $      10.00
                                                             ----------               ----------              ----------

Income (loss) from investment operations:
 Net investment income (loss) ....................                (0.04)                    0.04                   (0.03)
 Net realized and unrealized gains (losses)
  on investments .................................                (0.38)                    1.62                    0.71
                                                             ----------               ----------              ----------
Total from investment operations .................                (0.42)                    1.66                    0.68
                                                             ----------               ----------              ----------

Less distributions:
 From net investment income ......................                   --                    (0.04)                    --
 From net realized gains .........................                (0.31)                   (1.01)                    --
                                                             ----------               ----------              ----------
Total distributions ..............................                (0.31)                   (1.05)                    --
                                                             ----------               ----------              ----------

Net asset value at end of period .................         $      10.56             $      11.29            $      10.68
                                                             ==========               ==========              ==========

Total return .....................................                (3.74%)                  15.14%                   6.80%(b)
                                                             ==========               ==========              ==========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..............        $       2,470              $     3,036             $     2,137
                                                             ==========               ==========              ==========

Ratio of net expenses to average
 net assets(c) ...................................                 1.50%                    1.50%                   1.50%(d)

Ratio of net investment income (loss)
 to average net assets ...........................                (0.38%)                   0.34%                 ( 0.38%)(d)

Portfolio turnover rate ..........................                  200%                     983%                    416%(d)

(a)  Represents the period from the initial public  offering of shares,  July 1, 1999, through May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets  would have been 4.14%,  4.26% and  4.87%(d) for the periods ended May 31, 2002, 2001 and
     2000, respectively (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.


ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                  YEAR                     YEAR                   PERIOD
                                                                  ENDED                    ENDED                   ENDED
                                                                 MAY 31,                  MAY 31,                 MAY 31,
                                                                  2002                     2001                   2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ...........         $      10.42             $      11.27            $      10.00
                                                             ----------               ----------              ----------

Income (loss) from investment operations:
 Net investment income ...........................                 0.05                     0.10                    0.03
 Net realized and unrealized gains (losses)
  on investments .................................                (0.64)                    0.25                    1.27
                                                             ----------               ----------              ----------
Total from investment operations .................                (0.59)                    0.35                    1.30
                                                             ----------               ----------              ----------

Less distributions:
 From net investment income ......................                (0.06)                   (0.10)                  (0.03)
 From net realized gains .........................                   --                    (1.10)                     --
                                                             ----------               ----------              ----------
Total distributions ..............................                (0.06)                   (1.20)                  (0.03)
                                                             ----------               ----------              ----------

Net asset value at end of period .................         $       9.77             $      10.42            $      11.27
                                                             ==========               ==========              ==========

Total return .....................................                (5.65%)                   2.92%                  12.98%(b)
                                                             ==========               ==========              ==========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..............        $       2,378              $     2,445             $     2,362
                                                             ==========               ==========              ==========

Ratio of net expenses to average
 net assets(c) ...................................                 1.50%                    1.50%                   1.50%(d)

Ratio of net investment income to
 average net assets ..............................                 0.53%                    0.95%                   0.33%(d)

Portfolio turnover rate ..........................                  151%                     171%                    200%(d)

(a)  Represents the period from the initial public  offering of shares,  July 1, 1999, through May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets  would have been 4.19%,  4.38% and  4.23%(d) for the periods ended May 31, 2002, 2001 and
     2000, respectively (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.

ATALANTA/SOSNOFF MID CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                     PERIOD
                                                                      ENDED
                                                                     MAY 31,
                                                                     2002(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
 THROUGHOUT THE PERIOD:

Net asset value at beginning of period .....................    $      10.00
                                                                ------------

Income from investment operations:
 Net investment loss .......................................           (0.02)
 Net realized and unrealized gains
  on investments ...........................................            0.73
                                                                ------------
Total from investment operations ...........................            0.71
                                                                ------------

Less distributions:
 In excess of net investment income ........................           (0.01)
                                                                ------------

Net asset value at end of period ...........................    $      10.70
                                                                ============


Total return ...............................................            7.06%(b)
                                                                ============


RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ........................    $      2,201
                                                                ============

Ratio of net expenses to average net assets(c) .............            1.50%(d)

Ratio of net investment loss to average net assets .........         ( 0.25%)(d)

Portfolio turnover rate ....................................              75%(d)


(a) Represents the period from the initial public offering of shares, July 2, 2001, through May 31, 2002.
(b)  Not annualized.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.92%(d) for the period ended May 31, 2002 (Note 3).
(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002
================================================================================
                                                                        MARKET
COMMON STOCKS -- 95.7%                                   SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 20.0%
AOL Time Warner, Inc.* .............................     34,000       $  635,800
Barnes & Noble, Inc.* ..............................      8,700          267,699
Clear Channel Communications, Inc.* ................     13,600          723,928
Costco Wholesale Corporation* ......................     14,200          557,634
Echostar Communications Corporation - Class A* .....     10,300          259,457
Lowes Companies, Inc. ..............................     22,700        1,070,532
Sears, Roebuck and Co. .............................      4,800          283,440
Tiffany & Co. ......................................      9,900          371,250
Viacom, Inc. - Class B* ............................     17,527          858,122
Wal-Mart Stores, Inc. ..............................      6,800          367,880
                                                                      ----------
                                                                      5,395,742
                                                                      ----------
CONSUMER STAPLES-- 7.2%
Anheuser-Busch Companies, Inc. .....................      9,000          464,490
Philip Morris Companies, Inc. ......................     25,700        1,471,325
                                                                      ----------
                                                                       1,935,815

FINANCIALS-- 19.6%
Ace LTD ............................................     21,000          726,810
Bank of America Corporation ........................     10,100          765,681
Citigroup, Inc. ....................................     25,180        1,087,273
Equity Office Properties Trust .....................      7,700          232,078
Fannie Mae .........................................      7,300          584,073
Freddie Mac ........................................      9,100          596,505
RenaissanceRE Holdings LTD .........................     34,800        1,287,600
                                                                      ----------
                                                                       5,280,020
                                                                      ----------
HEALTHCARE-- 24.0%
Anthem, Inc.* ......................................     10,600          751,540
Express Scripts, Inc.* .............................      7,600          401,660
Johnson & Johnson ..................................      8,900          546,015
Oxford Health Plans, Inc.* .........................     23,500        1,132,700
Tenet Healthcare Corporation .......................      4,700          350,150
UnitedHealth Group, Inc. ...........................      5,000          454,000
Universal Health Services, Inc.- Class B* ..........     18,000          893,160
Wellpoint Health Networks, Inc.* ...................     19,400        1,438,704
Wyeth ..............................................      9,400          521,700
                                                                      ----------
                                                                       6,489,629
                                                                      ----------
INDUSTRIALS-- 4.8%
First Data Corporation .............................     12,900        1,021,680
General Electric Company ...........................      8,600          267,804
                                                                      ----------
                                                                       1,289,484
                                                                      ----------
INFORMATION TECHNOLOGY-- 16.2%
Cisco Systems, Inc.* ...............................     33,200          523,896
Dell Computer Corporation* .........................     11,200          300,720
Electronic Data Systems Corporation ................      7,900          417,278
International Business Machines Corporation ........      9,800          788,410
Microsoft Corporation* .............................     14,900          760,049
Taiwan Semiconductor Manufacturing LTD-ADR* ........     74,380        1,233,220
Veritas Software Corporation* ......................     16,100          364,987
                                                                      ----------
                                                                       4,388,560
                                                                      ----------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       Market
COMMON STOCKS -- 95.7% (Continued)                       Shares         Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES-- 3.9%
Nextel Communications, Inc.* .......................    117,300    $     570,078
Sprint Corporation (PCS Group)* ....................     45,500          475,020
                                                                      ----------
                                                                       1,045,098
                                                                      ----------
TOTAL COMMON STOCKS-- 95.7% (Cost $23,578,739)......               $  25,824,348
                                                                      ----------


PREFERRED STOCK-- 4.4%
General Motors Corporation, Conv., 5.25%,
convertible until 03/06/32 (Cost $1,069,826) .......     41,400       $1,186,110
                                                                      ----------

CASH EQUIVALENTS -- 0.1%
First American Treasury Obligation Fund - Class S
(Cost $36,654) .....................................     36,654    $      36,654
                                                                      ----------

TOTAL INVESTMENT SECURITIES-- 100.2%
 (Cost $24,685,219).................................               $  27,047,112

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2)%......                   ( 57,834)
                                                                      ----------

NET ASSETS-- 100.0%.................................               $  26,989,278
                                                                      ==========



See accompanying notes to financial statements.

* Non-income producing security

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002
================================================================================
                                                                         Market
COMMON STOCKS -- 95.8%                                   Shares          Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 17.1%
AOL Time Warner, Inc.* .............................      2,600    $      48,620
Barnes & Noble, Inc.* ..............................      1,600           49,232
Clear Channel Communications, Inc.* ................      1,500           79,845
Costco Wholesale Corporation* ......................      1,000           39,270
Lowes Companies, Inc. ..............................      1,800           84,888
Sears, Roebuck and Co. .............................        700           41,335
Viacom, Inc. - Class B* ............................      1,900           93,024
                                                                      ----------
                                                                         436,214
                                                                      ----------
CONSUMER STAPLES-- 5.8%
Anheuser-Busch Companies, Inc. .....................      1,200           61,932
Philip Morris Companies, Inc. ......................      1,500           85,875
                                                                      ----------
                                                                         147,807
                                                                      ----------
FINANCIALS-- 19.6%
Ace LTD ............................................      2,000           69,220
Bank of America Corporation ........................      1,200           90,972
Citigroup, Inc. ....................................      2,300           99,314
Fannie Mae .........................................        800           64,008
Freddie Mac ........................................      1,000           65,550
Renaissancere Holdings LTD .........................      3,000          111,000
                                                                      ----------
                                                                         500,064
                                                                      ----------
HEALTHCARE-- 30.7%
Anthem, Inc.* ......................................      1,600          113,440
Express Scripts, Inc.* .............................        700           36,995
Johnson & Johnson ..................................      1,300           79,755
Oxford Health Plans, Inc.* .........................      3,100          149,420
UnitedHealth Group, Inc. ...........................      1,000           90,800
Universal Health Services, Inc. - Class B* .........      1,900           94,278
Wellpoint Health Networks, Inc.* ...................      2,200          163,152
Wyeth ..............................................      1,000           55,500
                                                                      ----------
                                                                         783,340
                                                                      ----------
INDUSTRIALS-- 4.6%
First Data Corporation .............................      1,500          118,800
                                                                      ----------

INFORMATION TECHNOLOGY-- 15.8%
Cisco Systems, Inc.* ...............................      3,200           50,496
Dell Computer Corporation* .........................      1,000           26,850
International Business Machines Corporation ........      1,000           80,450
Microsoft Corporation* .............................      1,900           96,919
Taiwan Semiconductor Manufacturing LTD - ADR* ......      6,980          115,728
Veritas Software Corporation* ......................      1,500           34,005
                                                                      ----------
                                                                         404,448
                                                                      ----------
TELECOMMUNICATIONS SERVICES-- 2.2%
Nextel Communications, Inc.* .......................     11,500           55,890
                                                                      ----------

TOTAL COMMON STOCKS-- 95.8% (Cost $2,185,173).......               $   2,446,563
                                                                      ----------

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
PREFERRED STOCK -- 3.3%                                  SHARES         VALUE
--------------------------------------------------------------------------------
General Motors Corporation, Conv., 5.25%,
convertible until 03/06/32 (Cost $74,940) ..........      2,900    $      83,085
                                                                      ----------

CASH EQUIVALENTS -- 2.3%
First American Treasury Obligation Fund - Class S
(Cost $57,661) .....................................     57,661    $      57,661
                                                                      ----------

TOTAL INVESTMENT SECURITIES-- 101.4%
 (Cost $2,317,774)..................................               $   2,587,309

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.4)%......                   ( 36,704)
                                                                      ----------

NET ASSETS-- 100.0%.................................               $   2,550,605
                                                                      ==========


See accompanying notes to financial statements.

* Non-income producing security

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002
================================================================================
                                                                         MARKET
COMMON STOCKS -- 96.1%                                   SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 16.0%
AOL Time Warner, Inc.* .............................      2,500    $      46,750
Barnes & Noble, Inc.* ..............................      1,300           40,001
Clear Channel Communications, Inc.* ................      1,100           58,553
Echostar Communications Corporation - Class A* .....        900           22,671
Federated Department Stores, Inc.* .................      1,800           74,538
Lowes Companies, Inc. ..............................      1,700           80,172
Viacom, Inc. - Class B* ............................      1,500           73,440
                                                                      ----------
                                                                         396,125
                                                                      ----------
CONSUMER STAPLES-- 7.4%
Anheuser-Busch Companies, Inc. .....................        900           46,449
Philip Morris Companies, Inc. ......................      2,400          137,400
                                                                      ----------
                                                                         183,849

FINANCIALS-- 25.2%
Ace Ltd ............................................      1,900           65,759
Bank of America Corporation ........................      1,200           90,972
Citigroup, Inc. ....................................      2,100           90,678
Crescent Real Estate Equities Company ..............      4,300           83,850
Equity Office Properties Trust .....................      1,400           42,196
Fannie Mae .........................................        900           72,009
Freddie Mac ........................................      1,000           65,550
RenaissanceRE Holdings LTD .........................      3,000          111,000
                                                                      ----------
                                                                         622,014
                                                                      ----------
HEALTHCARE-- 28.7%
Anthem, Inc.* ......................................      2,000          141,800
Express Scripts, Inc.* .............................        500           26,425
Johnson & Johnson ..................................        900           55,215
Oxford Health Plans, Inc.* .........................      2,100          101,220
UnitedHealth Group, Inc. ...........................        500           45,400
Universal Health Services, Inc. - Class B* .........      2,400          119,088
Wellpoint Health Networks, Inc.* ...................      2,200          163,152
Wyeth ..............................................      1,000           55,500
                                                                      ----------
                                                                         707,800
                                                                      ----------
INDUSTRIALS-- 5.5%
First Data Corporation .............................      1,400          110,880
General Electric Company ...........................        800           24,912
                                                                      ----------
                                                                         135,792

INFORMATION TECHNOLOGY-- 11.1%
International Business Machines Corporation ........        900           72,405
Microsoft Corporation* .............................      1,800           91,818
Taiwan Semiconductor Manufacturing LTD - ADR* ......      6,700          111,086
                                                                      ----------
                                                                         275,309

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                         MARKET
COMMON STOCKS -- 96.1%  (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES-- 2.2%
Nextel Communications, Inc.* .......................     11,000    $      53,460
                                                                      ----------

TOTAL COMMON STOCKS-- 96.1% (Cost $2,128,283).......               $   2,374,349
                                                                      ----------

PREFERRED STOCK-- 3.2%
General Motors Corporation, Conv., 5.25%,
convertible until 03/06/32 (Cost $72,355) ..........      2,800    $      80,220
                                                                      ----------

CASH EQUIVALENTS -- 0.6%
First American Treasury Obligation Fund - Class S
 (Cost $15,149) ....................................     15,149    $      15,149
                                                                      ----------

TOTAL INVESTMENT SECURITIES-- 99.9%
 (Cost $2,215,787)..................................               $   2,469,718

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.01%.......                         247
                                                                      ----------

NET ASSETS-- 100.0%.................................               $   2,469,965
                                                                      ==========


See accompanying notes to financial statements.

* Non-income producing security

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002
================================================================================
                                                                         MARKET
COMMON STOCKS -- 76.5%                                    SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 15.2%
AOL Time Warner, Inc.* .............................      2,400    $      44,880
Barnes & Noble, Inc.* ..............................        800           24,616
Clear Channel Communications, Inc.* ................        900           47,907
Costco Wholesale Corporation* ......................      1,000           39,270
Lowes Companies, Inc. ..............................      1,700           80,172
Sears, Roebuck and Co. .............................        600           35,430
Tiffany & Co. ......................................        800           30,000
Viacom, Inc. - Class B* ............................      1,200           58,752
                                                                      ----------
                                                                         361,027
                                                                      ----------
CONSUMER STAPLES-- 2.9%
Philip Morris Companies, Inc. ......................      1,200           68,700
                                                                      ----------

FINANCIALS-- 17.4%
Ace Ltd. ...........................................      1,600           55,376
Bank of America Corporation ........................        800           60,648
Citigroup, Inc. ....................................      2,000           86,360
Fannie Mae .........................................        600           48,006
Freddie Mac ........................................        800           52,440
Renaissancere Holdings LTD .........................      3,000          111,000
                                                                      ----------
                                                                         413,830
                                                                      ----------
HEALTHCARE-- 22.5%
Anthem, Inc.* ......................................      1,000           70,900
Express Scripts, Inc.* .............................        700           36,995
Johnson & Johnson ..................................        800           49,080
Oxford Health Plans, Inc.* .........................      2,000           96,400
UnitedHealth Group, Inc. ...........................        500           45,400
Universal Health Services, Inc. - Class B* .........      1,200           59,544
Wellpoint Health Networks, Inc.* ...................      1,800          133,488
Wyeth ..............................................        800           44,400
                                                                      ----------
                                                                         536,207
                                                                      ----------
INDUSTRIALS-- 4.0%
First Data Corporation .............................      1,200           95,040
                                                                      ----------

INFORMATION TECHNOLOGY-- 12.8%
Cisco Systems, Inc.* ...............................      3,000           47,340
Dell Computer Corporation* .........................      1,000           26,850
International Business Machines Corporation ........        700           56,315
Microsoft Corporation* .............................        900           45,909
Taiwan Semiconductor Manufacturing LTD - ADR* ......      6,580          109,096
Veritas Software Corporation* ......................        800           18,136
                                                                      ----------
                                                                         303,646

TELECOMMUNICATIONS SERVICES-- 1.7%
Nextel Communications, Inc.* .......................      8,600           41,796
                                                                      ----------

TOTAL COMMON STOCKS-- 76.5%  (Cost $1,619,641)......               $   1,820,246
                                                                      ----------

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                         MARKET
MORTGAGE-BACKED SECURITIES -- 5.1%                    SHARES/PAR         VALUE
--------------------------------------------------------------------------------
GNMA, Pool #781238, 7.50%, due 12/15/23 ............ $   94,927          100,831
GNMA, Pool #781184, 8.00%, due 12/15/24 ............     20,357    $      21,662
                                                                      ----------

TOTAL MORTGAGE-BACKED SECURITIES-- 5.1%
 (Amortized Cost $119,616)..........................               $     122,493
                                                                      ----------

CORPORATE BONDS-- 11.5%
Ace Ltd, 6.00%, due 04/01/07 ....................... $  100,000    $     102,073
Capital One Financial Corporation,
8.75%, due 02/01/07 ................................     70,000           72,016
Sprint Capital Corporation, 7.90%, due 03/15/05 ....    100,000           98,586
                                                                      ----------
TOTAL CORPORATE BONDS-- 11.5%
 (Amortized Cost $271,273)..........................               $     272,675
                                                                      ----------

PREFERRED STOCK-- 5.5%
General Motors Corporation, Conv., 5.25%,
convertible until 03/06/32 (Cost $121,862) .........      4,536    $     129,956
                                                                      ----------

CASH EQUIVALENTS-- 1.5%
First American Treasury Obligation Fund - Class S
(Cost $35,167) .....................................     35,167    $      35,167
                                                                      ----------

TOTAL INVESTMENT SECURITIES-- 100.1%
(Cost $2,167,559)...................................               $   2,380,537
                                                                      ----------
LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)%......                    ( 2,893)
                                                                      ----------

NET ASSETS-- 100.0%.................................               $   2,377,644
                                                                      ==========


See accompanying notes to financial statements.

* Non-income producing security

ATALANTA/SOSNOFF MID CAP FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2002
================================================================================
                                                                        MARKET
COMMON STOCKS -- 81.1%                                   SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 12.6%
American Eagle Outfitters, Inc.* ...................      1,300    $      28,860
Barnes & Noble, Inc.* ..............................      2,100           64,617
Cablevision Systems Corporation
- Rainbow Media Group* .............................      1,500           31,155
Federated Department Stores, Inc.* .................      1,500           62,115
Outback Steakhouse, Inc.* ..........................      2,300           91,149
                                                                      ----------
                                                                         277,896
                                                                      ----------
CONSUMER STAPLES-- 2.0%
Yankee Candle Company, Inc. (The)* .................      2,000           44,000
                                                                      ----------

FINANCIALS-- 22.3%
Ace Ltd. ...........................................      1,700           58,837
Crescent Real Estate Equities Company ..............      3,600           70,200
PMI Group, Inc. (The) ..............................        900           77,040
Providian Financial Corporation ....................      5,800           47,270
Radian Group, Inc. .................................      1,300           70,590
Renaissancere Holdings Ltd. ........................      4,500          166,500
                                                                      ----------
                                                                         490,437
                                                                      ----------
HEALTHCARE-- 28.1%
Anthem, Inc.* ......................................      1,600          113,440
Caremark Rx, Inc.* .................................      3,400           65,756
Express Scripts, Inc.* .............................      1,200           63,420
Healthsouth Corporation* ...........................      4,800           67,920
Oxford Health Plans, Inc.* .........................      2,400          115,680
Universal Health Services, Inc. - Class B* .........      2,300          114,126
Zimmer Holdings, Inc. ..............................      2,200           76,956
                                                                      ----------
                                                                         617,298
                                                                      ----------
INDUSTRIALS-- 5.2%
Iron Mountain, Inc.* ...............................      2,100           65,100
Manpower, Inc. .....................................      1,200           49,752
                                                                      ----------
                                                                         114,852

INFORMATION TECHNOLOGY-- 9.3%
Kulicke and Soffa Industries, Inc.* ................      2,300           33,580
McData Corporation - Class A* ......................      3,900           33,735
Taiwan Semiconductor Manufacturing LTD - ADR* ......      6,900          114,402
Veritas Software Corporation* ......................      1,000           22,670
                                                                      ----------
                                                                         204,387
                                                                      ----------
TELECOMMUNICATIONS SERVICES-- 1.6%
Nextel Communications, Inc.* .......................      7,200           34,992
                                                                      ----------

TOTAL COMMON STOCKS-- 81.1%  (Cost $1,524,012)......               $   1,783,862
                                                                      ----------

ATALANTA/SOSNOFF MID CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                        MARKET
U.S. GOVERNMENT AGENCY SECURITIES-- 13.6%                SHARES         VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill, due 06/20/02
(Amortized Cost $299,713) .......................... $  300,000    $     299,762
                                                                      ----------

CASH EQUIVALENTS-- 4.3%
First American Treasury Obligation Fund - Class S
(Cost $95,393) .....................................     95,393    $      95,393
                                                                      ----------

TOTAL INVESTMENT SECURITIES-- 99.0%
(Cost $1,919,118)...................................               $   2,179,017

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0%........                      21,633
                                                                      ----------

NET ASSETS-- 100.0%.................................               $   2,200,650
                                                                      ==========


See accompanying notes to financial statements.

* Non-income producing security

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, the Atalanta/Sosnoff Balanced Fund and the Atalanta/Sosnoff Mid Cap Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Mid Cap Fund commenced on July 2, 2001, when the Adviser purchased the initial 200,000 shares of the Fund at $10 per share. The Funds had no operations prior to the public offering of their
respective   shares   except  for  the   initial   issuance   of   shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of approximately 30 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Value Fund seeks long-term capital appreciation by investing primarily in equity securities which the Adviser believes are fundamentally undervalued. The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The Atalanta/Sosnoff Mid Cap Fund seeks long-term capital appreciation through equity investments in mid cap companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

================================================================================
Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed-income
securities  are  amortized   using  the  interest   method.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, and the Atalanta/Sosnoff Mid Cap Fund, dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund, dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year for all Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the periods ended May 31, 2002 and 2001 was as follows:

==============================================================================================
                                    Period
                                    Ended            Ordinary     Long-Term        Total
                                    May 31,           Income     Capital Gains  Distributions
==============================================================================================
Atalanta/Sosnoff Fund                2002          $     --       $     --        $     --
                                     2001          $1,720,894     $ 1,813,872     $ 3,534,766
----------------------------------------------------------------------------------------------
Atalanta/Sosnoff Focus Fund          2002          $     --       $     --        $     --
                                     2001          $  383,922     $     --        $   383,922
----------------------------------------------------------------------------------------------
Atalanta/Sosnoff Value Fund          2002          $   39,557     $    30,081     $    69,638
                                     2001          $  238,280     $     --        $   238,280
----------------------------------------------------------------------------------------------
Atalanta/Sosnoff Balanced Fund       2002          $   14,563     $     --        $    14,563
                                     2001          $  253,866     $     --        $   253,866
----------------------------------------------------------------------------------------------
Atalanta/Sosnoff Mid Cap Fund        2002          $    1,176     $     --        $     1,176
----------------------------------------------------------------------------------------------

The tax character of distributable earnings at May 31, 2002 was as follows:
----------------------------------------------------------------------------------------------
                                                      Capital
                                 Undistributed          Loss                         Total
                                    Ordinary       Carryforwards/   Unrealized   Distributable
                                     Income          Other Losses  Appreciation     Earnings
------------------------------------------------------------------------------------------------
Atalanta/Sosnoff Fund                $   --        $ ( 3,888,188)  $ 2,225,372    $  (1,662,816)
------------------------------------------------------------------------------------------------
Atalanta/Sosnoff Focus Fund          $   --        $   ( 427,921)  $   243,028    $    (184,893)
------------------------------------------------------------------------------------------------
Atalanta/Sosnoff Value Fund          $   --        $   ( 198,112)  $   229,099    $      30,987
------------------------------------------------------------------------------------------------
Atalanta/Sosnoff Balanced Fund       $2,398        $   ( 269,329)  $   190,643    $     (76,288)
------------------------------------------------------------------------------------------------
Atalanta/Sosnoff Mid Cap Fund        $   --        $    ( 84,227)  $   230,120    $     145,893
------------------------------------------------------------------------------------------------

================================================================================
Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Change in accounting principle - As required, effective June 1, 2001, the Atalanta/Sosnoff Balanced Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide) and began amortizing premium on debt securities. Prior to June 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in an immaterial reduction in the cost of securities and a corresponding increase in net unrealized gains and losses, based on securities held by the Fund on June 1, 2001. The effect of this change during the year ended May 31, 2002 was to decrease net investment income by $1,683, increase net unrealized gains by $206 and increase net realized gains by $1,477. As a result, the ratio of net investment income to average net assets decreased by 0.07%, the net investment income per share decreased by $0.01 and the net realized and unrealized gains per share increased by $0.01.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2002:

===================================================================================================================================
                                                                       ATALANTA/        ATALANTA/       ATALANTA/       ATALANTA/
                                                  ATALANTA/            SOSNOFF           SOSNOFF         SOSNOFF         SOSNOFF
                                                   SOSNOFF              FOCUS             VALUE          BALANCED        MID CAP
                                                    FUND                FUND              FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                   $  3,702,878        $    398,608      $    343,257    $    299,651    $    317,525
Gross unrealized depreciation                     (1,477,506)           (155,580)         (114,158)       (109,008)        (87,405)
                                                ------------        ------------      ------------    ------------    ------------
Net unrealized appreciation                     $  2,225,372        $    243,028      $    229,099    $    190,643    $    230,120
                                                ============        ============      ============    ============    ============
Federal income tax cost                         $ 24,821,740        $  2,344,281      $  2,240,619    $  2,189,894    $  1,948,897
                                                ============        ============      ============    ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

================================================================================
The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

As of May 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

================================================================================
                                                              Expires
                                        Amount                 May 31,
--------------------------------------------------------------------------------
Atalanta/Sosnoff Fund             $     968,544                 2009
                                        987,464                 2010
                                  -------------
                                  $   1,956,008
--------------------------------------------------------------------------------
Atalanta/Sosnoff Focus Fund       $      94,531                 2009
                                        149,426                 2010
                                  -------------
                                  $     243,957
--------------------------------------------------------------------------------
Atalanta/Sosnoff Value Fund       $     151,889                 2010
--------------------------------------------------------------------------------
Atalanta/Sosnoff Balanced Fund    $     111,883                 2009
                                         97,424                 2010
                                  -------------
                                  $     209,307
--------------------------------------------------------------------------------
Atalanta/Sosnoff Mid Cap Fund     $      61,871                 2010
--------------------------------------------------------------------------------

In addition, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, the Atalanta/Sosnoff Balanced Fund and the Atalanta/Sosnoff Mid Cap Fund had net realized capital losses of $1,932,180, $183,964, $46,223, $60,022 and $22,356, respectively, during the period November 1, 2001 through May 31, 2002, which are treated for federal income tax purposes as arising during the Funds' tax year ending May 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Reclassification of capital accounts - For the period ended May 31, 2002, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Mid Cap Fund reclassified net investment losses of $114,755, $15,303, $9,499 and $4,850, respectively, against paid-in capital on the Statement of Assets and Liabilities. Additionally, on the Statement of Assets and Liabilities, the Balanced Fund reclassified $1,477 of undistributed net investment income to accumulated net realized losses from security transactions to reflect the proper tax treatment of premium bonds, and the Mid Cap Fund reclassified $1,176 of distributions in excess of net investment income to paid-in capital. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset value per share.

2.  INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the period ended May 31, 2002:

===================================================================================================================================
                                                                       ATALANTA/        ATALANTA/       ATALANTA/       ATALANTA/
                                                  ATALANTA/            SOSNOFF           SOSNOFF         SOSNOFF         SOSNOFF
                                                   SOSNOFF              FOCUS             VALUE          BALANCED        MID CAP
                                                    FUND                FUND              FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities              $ 29,753,294        $  3,982,983      $  4,558,562    $  3,531,867    $  2,644,571
Proceeds from sales of investment securities    $ 19,393,448        $  3,982,049      $  5,033,580    $  3,457,711    $  1,006,965

-----------------------------------------------------------------------------------------------------------------------------------



                                                                              33

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
3.  TRANSACTIONS WITH AFFILIATES
The  President  of the Trust is also an officer of the  Adviser.  Certain  other officers  of the  Trust  are  also  officers  of  Ultimus  Fund  Solutions,  LLC
(Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund. Beginning July 1, 2002, the base management fee of 0.75% may be increased or decreased by 0.25% if a Fund outperforms or underperforms its relevant benchmark by at least 2.00%.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, during the period ended May 31, 2002, the Adviser waived investment advisory fees of $71,814 for the Atalanta/Sosnoff
Fund,  waived all of its  investment  advisory  fees of $19,527  and  reimbursed
$45,988 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived all of its investment advisory fees of $18,454 and reimbursed $46,385 of other operating expenses for the Atalanta/Sosnoff Value Fund, waived all of its investment advisory fees of $17,977 and reimbursed $46,533 of other operating expenses for the Atalanta/Sosnoff Balanced Fund and waived all of its investment advisory fees of $14,268 and reimbursed $31,964 of other operating expenses for the Atalanta/Sosnoff Mid Cap Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration  Agreement effective July 23, 2001, Ultimus
supplies   non-investment   related  statistical  and  research  data,  internal
regulatory compliance services and executive and administrative services for the
Funds.   Ultimus   supervises  the  preparation  of  tax  returns,   reports  to
shareholders  of each  Fund,  reports to and  filings  with the  Securities  and
Exchange Commission and state securities  commissions and materials for meetings of the Board of Trustees. For these services,  Ultimus receives a monthly fee at an  annual  rate of 0.15% of the  Trust's  average  daily  net  assets up to $50 million;  0.125% of such net assets between $50 million and $100 million;  0.10%
of such net assets  between  $100  million and $250  million;  0.75% of such net assets  between $250 million and $500  million;  and 0.05% of such net assets in excess of $500 million, subject to a $6,000 minimum monthly fee for the Trust.



34

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting  Agreement effective July 23, 2001, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services,  Ultimus  receives a fee, based on current asset levels, of $2,000 per month from each Fund plus an asset-based fee computed as a percentage of each Fund's  average net assets.  In addition,  each
Fund reimburses  Ultimus for  out-of-pocket  expenses  related to the pricing of each Fund's portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement effective
July 23, 2001, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $18 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund, except if a Fund has less than 25 shareholders, the monthly fee is reduced to $1,000 and if a Fund has less than 100 shareholders but not less than 25, the monthly fee is reduced to $1,250. In addition, each Fund reimburses
Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

PRIOR SERVICE AGREEMENTS
Prior to July 23, 2001, administrative services, fund accounting services and transfer agent services were provided to the Trust by Integrated Fund Services, Inc. ("IFS"). Pursuant to the terms of an Administration Agreement with the Trust, IFS received a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund. Pursuant to an Accounting
Services Agreement between the Trust and IFS, IFS received a monthly fee of $2,000 from each Fund. Pursuant to a Transfer, Dividend Disbursing, Shareholder
Service and Plan Agency Agreement between the Trust and IFS, IFS received for its services a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund.

SERVICE PLAN
The  Trust  has  adopted  a  Service  Plan  (the  Plan)  under  which  each Fund
compensates   Atalanta/Sosnoff  Management  Corporation  (the  Distributor)  for
services  related to the  distribution  and promotion of Fund shares.  Each Fund pays the Distributor a fee,  computed and accrued daily and paid monthly,  at an annual  rate of 0.25% of the average  daily net assets of each Fund.  During the period ended May 31, 2002, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus
Fund, the Atalanta/Sosnoff  Value Fund, the  Atalanta/Sosnoff  Balanced Fund and
the Atalanta/Sosnoff Mid Cap Fund incurred expenses of $37,657, $700, $476, $335 and $18, respectively, under the Plan.


                                                                              35

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and
Board of Trustees of
Atalanta/Sosnoff Investment Trust

We have audited the accompanying statements of assets and liabilities, including
the  portfolios  of  investments,   of  the  Atalanta/Sosnoff  Investment  Trust
comprised   of  the   Atalanta/Sosnoff   Fund,   Atalanta/Sosnoff   Focus  Fund,
Atalanta/Sosnoff    Value   Fund,    Atalanta/Sosnoff    Balanced    Fund,   and
Atalanta/Sosnoff  Mid Cap Fund (the  "Funds")  as of May 31,  2002,  the related statements of operations,  changes in net assets,  and financial  highlights for the year then ended and for the period  from July 1, 2001  through  May 31, 2002 for the  Atalanta/Sosnoff Mid Cap Fund. These financial statements and financial highlights are the responsibility of the Funds'  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.  The  statements of changes in net assets and the financial highlights  presented  herein for each of the respective  years or periods ended
May 31, 2001 were audited by other auditors  whose report,  dated June 22, 2001, expressed an  unqualified  opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  and financial  highlights  are free of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures  included  confirmation of securities owned as of May 31, 2002 by correspondence  with the custodian and brokers or by other  appropriate  auditing  procedures  where  replies  from  brokers were not received.  An audit also includes  assessing the accounting  principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Atalanta/Sosnoff Investment Trust, as of May
31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the year then ended and for the period from July
1, 2001 through May 31, 2002 for the Atalanta/Sosnoff Mid Cap Fund, in conformity with accounting principles generally accepted in the United States.


                                                  Ernst & Young LLP
Cincinnati, Ohio
July 5, 2002


36

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall  responsibility  for  management  of the Funds  rests  with the Board of
Trustees.  The  Trustees  serve  during the  lifetime of the Trust and until its termination,  or until death, resignation,  retirement or removal. The Trustees, in turn,  elect the officers of the Trust to actively  supervise its  day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                       POSITION HELD       LENGTH OF
TRUSTEE                     ADDRESS           AGE      WITH THE TRUST      TIME SERVED
-----------------------------------------------------------------------------------------
*Toni E. Sosnoff      101 Park Avenue          59      President           Since May 1998
                      New York, NY                     and Trustee
-----------------------------------------------------------------------------------------
Howard A. Drucker     25 East End Avenue       60      Trustee             Since May 1998
                      New York, NY
-----------------------------------------------------------------------------------------
Irving L. Straus      1501 Broadway            81      Trustee             Since May 1998
                      New York, NY
-----------------------------------------------------------------------------------------
Aida L. Wilder        26 Old Albany Post Road  54      Trustee             Since May 1998
                      Rhinebeck, NY
-----------------------------------------------------------------------------------------
Robert G. Dorsey      135 Merchant Street      45      Vice President      Since July 2001
                      Cincinnati, OH
-----------------------------------------------------------------------------------------
Mark J. Seger         135 Merchant Street      40      Treasurer           Since July 2001
                      Cincinnati, OH
-----------------------------------------------------------------------------------------
John F. Splain        135 Merchant Street       5      Secretary           Since July 2001
                      Cincinnati, OH
-----------------------------------------------------------------------------------------

*    Mrs.  Sosnoff is an "interested  person" of the Trust within the meaning of Section 2(a)(19)
     of the Investment Company Act of 1940.

Each Trustee oversees five portfolios of the Trust. The principal occupations of the Trustees and executive officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Toni E. Sosnoff is Vice President of the Adviser.

Howard A. Drucker is an attorney and the President of Fundamental Management Corp. (a provider of real estate management services). He is also a general partner of East Hartford Estates, L.P. (a real estate company), and is a real estate investor and manager with various properties throughout the United States of America.

Irving L. Straus is the Chairman of Straus Corporate Communications (a public relations firm).

Aida L. Wilder is Vice President of Wilder Consolidated Enterprises (a restaurant operations company).\

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

================================================================================
John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-877-SOSNOFF (1-877-767-6633).

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Funds during the year ended May 31, 2002. On January 15, 2002, the Atalanta/Sosnoff Value Fund declared and paid a short-term capital gain distribution of $0.1749 and a long-term capital gain distribution of $0.1330 per share. As required by federal tax regulations, shareholders will receive notification of their portion of the Fund's taxable gain distribution, if any, paid during the 2002 calendar year early in 2003.

CHANGE IN INDEPENDENT AUDITOR
================================================================================
On May 6, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Funds, and Ernst & Young LLP (Ernst & Young) was selected as the Funds' new independent auditor. The Funds' selection of Ernst & Young as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

Arthur Andersen's reports on the Funds' financial statements for the fiscal years ended May 31, 2001 and 2000 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Funds and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.


38
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--------------------------------------------------------------------------------

                       ATALANTA/SOSNOFF INVESTMENT TRUST
                      101 Park Avenue o New York, NY 10178
                       toll free 1-877-SOSNOFF (767-6633)
                       website o www.atalantasosnoff.com
                      e-mail o asfund@atalantasosnoff.com

                               BOARD OF TRUSTEES
                                Toni E. Sosnoff
                               Howard A. Drucker
                                Irving L. Straus
                                 Aida L. Wilder

                               INVESTMENT ADVISER
                   Atalanta/Sosnoff Capital Corp. (Delaware)
                      101 Park Avenue o New York, NY 10178
                                  212-867-5000

                                  DISTRIBUTOR
                    Atalanta/Sosnoff Management Corporation
                      101 Park Avenue o New York, NY 10178

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                   P.O. Box 46707 o Cincinnati, OH 45246-0707

                              Shareholder Services
                     Nationwide: (Toll-Free) 1-877-SOSNOFF
                                             1-877-767-6633